Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Feb. 22, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Mar. 06, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
TOPIX Index Net
Account Value [Line Items]
Account Value	$ 18,054	$ 18,791	$ 17,608	$ 17,484	$ 14,886	$ 16,226	$ 14,974	$ 14,898	$ 12,709	$ 14,084	$ 14,195	$ 15,775	$ 16,802	$ 16,468	$ 16,482		$ 16,271	$ 14,210	$ 13,213	$ 12,770	$ 14,342	$ 14,211	$ 13,173	$ 13,252	$ 13,015	$ 13,156	$ 14,029	$ 14,522	$ 14,925	$ 13,767	$ 12,889	$ 12,071		$ 11,778	$ 11,538	$ 11,149	$ 10,809	$ 10,118	$ 11,029	$ 11,367	$ 11,278	$ 10,138	$ 10,000
TOPIX Index Net
Account Value [Line Items]
Account Value	757,731	788,671	738,994	733,800	624,749	680,997	628,453	625,281	533,395	591,107	595,741	662,074	705,174	691,151	691,762		682,897	596,386	554,551	535,969	601,949	596,434	552,874	556,190	546,228	552,134	588,785	609,482	626,395	577,783	540,927	506,618	$ 500,000
TOPIX Index Net
Account Value [Line Items]
Account Value	10,392	10,816	10,135	10,064	8,568	9,340	8,619	8,576	7,315	8,107	8,170	9,080	9,671	9,479	9,487	$ 10,000
MSCI Japan Index Net
Account Value [Line Items]
Account Value	18,067	18,813	17,672	17,506	14,769	16,190	14,822	14,772	12,646	14,061	14,210	15,838	16,788	16,404	16,407		16,240	14,004	13,097	12,566	14,134	13,958	12,926	12,955	12,710	12,786	13,526	13,957	14,381	13,259	12,437	11,710		$ 11,503	$ 11,255	$ 10,892	$ 10,597	$ 9,942	$ 10,907	$ 11,286	$ 11,282	$ 10,118	$ 10,000
MSCI Japan Index Net
Account Value [Line Items]
Account Value	779,832	812,022	762,792	755,599	637,495	698,813	639,748	637,583	545,860	606,925	613,362	683,616	724,627	708,039	708,188		$ 700,966	$ 604,474	$ 565,309	$ 542,390	$ 610,059	$ 602,457	$ 557,906	$ 559,175	$ 548,605	$ 551,898	$ 583,806	$ 602,443	$ 620,706	$ 572,280	$ 536,822	$ 505,449	$ 500,000
MSCI Japan Index Net
Account Value [Line Items]
Account Value	$ 10,383	$ 10,812	$ 10,156	$ 10,061	$ 8,488	$ 9,305	$ 8,518	$ 8,489	$ 7,268	$ 8,081	$ 8,167	$ 9,102	$ 9,648	$ 9,427	$ 9,429	$ 10,000